Income Taxes Reconciliation of Income Tax Attributable to Continuing Operations (Details) - Subsidiary of Common Parent - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Owned, Federal Income Tax Note
Tax expense/(benefit) at U.S. statutory rates on TRS income subject to tax	$ 2,177	$ 3,185	$ 2,506
Effect of Permanent Differences and Other	0	0	(730)
Valuation Allowance Change in Amount	(2,177)	(3,185)	(1,776)
Income tax expense/(benefit)	$ 0	$ 0	$ 0